Commitments contingencies and concentration risk (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal Deposit Insurance Corporation	$ 250,000	$ 250,000
Excess Of Fdic Insurance	$ 44,516,287	$ 44,516,287	$ 17,503,737	$ 9,715,716
Account Receivable [Member] | Two Customer [Member]
Concentration Of Credit Risk		10.00%	10.00%
Aggregate Accounted Credit Risk Percentage	32.00%	27.00%
Aggregate accounted credit risk percentage			25.00%
Account Receivable [Member] | One Customer [Member]
Concentration Of Credit Risk		10.00%
Aggregate Accounted Credit Risk Percentage			25.00%
Revenue [Member] | Three Customer [Member]
Concentration Of Credit Risk			10.00%
Aggregate Accounted Credit Risk Percentage	40.00%	41.00%
Concentration Of Credit Risk1		10.00%
Aggregate accounted credit risk percentage			41.00%
Revenue [Member] | Customer [Member]
Concentration Of Credit Risk		10.00%